Business combination - Allocation of the purchase price as of the date of acquisition (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2023
Allocation of the purchase price as of the date of acquisition
Goodwill	¥ 126,344	¥ 191,077
Xi an Zhifeng
Allocation of the purchase price as of the date of acquisition
Net assets acquired			¥ 1,052
Financial instruments arising from acquisition			1,600
Goodwill			64,733
Deferred tax liabilities			(14,750)
Noncontrolling interests			(7,327)
Purchase price as of the date of acquisition			104,308
Xi an Zhifeng | Brand name
Allocation of the purchase price as of the date of acquisition
Net assets acquired			43,000
Xi an Zhifeng | Content
Allocation of the purchase price as of the date of acquisition
Net assets acquired			13,300
Xi an Zhifeng | Technology
Allocation of the purchase price as of the date of acquisition
Net assets acquired			¥ 2,700